Related Party Transactions - Founder Shares (Details) - Iris			1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 25, 2023	Sep. 20, 2023	Feb. 28, 2021 shares	Mar. 31, 2025 D $ / shares shares	Dec. 31, 2024 D $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Mar. 31, 2023 USD ($)
Class B common stock
Related Parties Related Party Debt
Common Stock, par value | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Ratio to be applied to the stock in the conversion		1			1
Sponsor | Class B common stock
Related Parties Related Party Debt
Ratio to be applied to the stock in the conversion	1
Founder Shares | Class B common stock
Related Parties Related Party Debt
Ratio to be applied to the stock in the conversion		1
Founder Shares | Sponsor
Related Parties Related Party Debt
Unpaid fees | $								$ 475
Founder Shares | Sponsor | Class B common stock
Related Parties Related Party Debt
Consideration received | $						$ 25,000
Consideration received, per share | $ / shares						$ 0.004
Consideration received in shares						5,750,000
Common Stock, par value | $ / shares						$ 0.0001
Share dividend			0.2
Aggregate number of shares owned			6,900,000
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12	$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Founder Shares | Sponsor | Class B common stock | Over-allotment option
Related Parties Related Party Debt
Shares subject to forfeiture			900,000
Shares no longer subject to forfeiture				900,000	900,000